UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-255934-08

Central Index Key Number of issuing entity: 0001994754

BMO 2023-5C2 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-255934

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Bank of Montreal

(Central Index Key number: 0000927971)

Goldman Sachs Mortgage Company

(Central Index Key number 0001541502)

Citi Real Estate Funding Inc.

(Central Index Key number 0001701238)

Societe Generale Financial Corporation

(Central Index Key number 0001755531)

LMF Commercial, LLC

(Central Index Key number 0001592182)

German American Capital Corporation

(Central Index Key number 0001541294)

Starwood Mortgage Capital LLC

(Central Index Key number 0001548405)

UBS AG

(Central Index Key number 0001685185)

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, BMO Commercial Mortgage Securities LLC, (212) 885-4000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “October 16, 2023 Form ABS-EE”), filed with the Securities and Exchange Commission on October 16, 2023 (accession number: 0001539497-23-001737), with respect to BMO 2023-5C2 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2023-5C2. The purpose of this Form ABS-EE/A is to file a revised Exhibit 102 that contains revised Underwriting Indicator values for Asset Numbers 14 and 22. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the October 16, 2023 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

Date: November 9, 2023	By:	/s/ Paul Vanderslice
		Name:	Paul Vanderslice
		Title:	Chief Executive Officer

BMO 2023-5C2 - Form ABS-EE/A